COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases	Future minimum lease payments under non-cancelable operating leases as of December 31, 2018 were as follows:

Amount
RMB

2019	35,325
2020	27,920
2021	18,760
2022	15,475
2023	12,288
Thereafter	60,865
Total	170,633